Schedule of Investments (unaudited) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32	GBP	100	$141,300

Total Asset-Backed Securities — 0.0% (Cost: $145,972)			141,300

	Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(a)		141,483	113,186

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(b)		1,075,282,733	10,753

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(b)		809	4,692

Metals & Mining — 0.0%
Ameriforge Group, Inc.		1,664	36,608
Preferred Proppants LLC(b)		14,576	875

			37,483

Oil, Gas & Consumable Fuels — 0.2%
California Resources Corp.(a)		2,336	56,204
Chesapeake Energy Corp.(a)		13,332	578,476
Extraction Oil & Gas, Inc., (Acquired 03/05/21, Cost: $32,685)(c)		2,622	92,114

			726,794

Semiconductors & Semiconductor Equipment(a) — 0.0%
Maxeon Solar Technologies Ltd.		213	6,722
SunPower Corp.		1,707	57,099

			63,821

Software — 0.0%
Avaya Holdings Corp.(a)		40	1,121

Specialty Retail — 0.0%
NMG Parent LLC		1,477	104,129

Total Common Stocks — 0.2% (Cost: $16,259,105)			1,061,979

	Par (000)

Corporate Bonds

Aerospace & Defense — 0.7%
Bombardier, Inc.(d)
8.75%, 12/01/21	USD	7	7,344
6.13%, 01/15/23		667	694,514
7.50%, 12/01/24		78	77,902
7.50%, 03/15/25		14	13,773
7.88%, 04/15/27		4	3,923
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(d)		200	200,440
Signature Aviation US Holdings, Inc.(d)
5.38%, 05/01/26		42	42,840
4.00%, 03/01/28		196	199,316
Spirit AeroSystems, Inc., 5.50%, 01/15/25(d)		58	61,335
TransDigm, Inc.
8.00%, 12/15/25(d)		656	714,384

Security	Par (000)		Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
6.25%, 03/15/26(d)	USD	1,073	$1,137,595
6.38%, 06/15/26		62	64,092
4.63%, 01/15/29(d)		98	96,633
Triumph Group, Inc., 8.88%, 06/01/24(d)		292	328,558

			3,642,649

Airlines — 1.6%
Allegiant Travel Co., 8.50%, 02/05/24(d)		1,065	1,150,200
American Airlines, Inc., 11.75%, 07/15/25(d)		644	796,622
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
5.50%, 04/20/26		631	656,675
5.75%, 04/20/29		262	278,754
Delta Air Lines, Inc./SkyMiles IP Ltd.(d)
4.50%, 10/20/25		46	49,100
4.75%, 10/20/28		265	288,160
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(d)		101	107,323
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(d)		2,210	2,422,712
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(d)		22	25,144
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27		2,347	2,601,947
Series 2020-1, Class B, 4.88%, 01/15/26		20	20,750

			8,397,387

Auto Components — 0.4%
Clarios Global LP, 6.75%, 05/15/25(d)		801	856,830
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26	EUR	100	121,374
6.25%, 05/15/26(d)	USD	122	129,569
8.50%, 05/15/27(d)		586	630,682
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(d)		25	26,375
Goodyear Tire & Rubber Co., 9.50%, 05/31/25		65	72,917
GoodYear Tire + Rubber Co., 5.63%, 04/30/33		102	102,000
Meritor, Inc., 4.50%, 12/15/28(d)		24	24,072
Tenneco, Inc., 7.88%, 01/15/29(d)		25	28,055
Venture Holdings Co. LLC, 12.00%, 07/01/49(a)(b)(e)		5,150	1
ZF Finance GmbH
3.00%, 09/21/25	EUR	100	123,651
3.75%, 09/21/28		100	127,821

			2,243,347

Automobiles — 0.7%
Allison Transmission, Inc.(d)
5.88%, 06/01/29	USD	113	123,546
3.75%, 01/30/31		106	102,687
Asbury Automotive Group, Inc.
4.50%, 03/01/28		35	35,802
4.75%, 03/01/30		73	75,409
AutoNation, Inc., 4.75%, 06/01/30		93	107,235
Carvana Co., 5.50%, 04/15/27(d)		92	92,483
Ford Motor Co.
8.50%, 04/21/23		169	188,435
4.35%, 12/08/26		9	9,484
4.75%, 01/15/43		176	177,302

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Automobiles (continued)
Ford Motor Co. (continued)
5.29%, 12/08/46	USD	78	$81,999
Ford Motor Credit Co. LLC
3.81%, 01/09/24		200	206,250
4.69%, 06/09/25		200	212,265
5.13%, 06/16/25		423	456,840
4.00%, 11/13/30		200	198,398
General Motors Co.
6.13%, 10/01/25		581	683,203
6.80%, 10/01/27		123	152,589
General Motors Financial Co., Inc., 2.75%, 06/20/25		574	599,200
Group 1 Automotive, Inc., 4.00%, 08/15/28(d)		168	166,950
Ken Garff Automotive LLC, 4.88%, 09/15/28(d)		39	38,961
Penske Automotive Group, Inc., 3.50%, 09/01/25		62	63,344
Tesla, Inc., 5.30%, 08/15/25(d)		135	140,076

			3,912,458

Banks — 0.1%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	100	119,885
Banco Espirito Santo SA(a)(e)
2.63%, 05/08/17		100	16,418
4.75%, 01/15/22(f)		200	32,836
4.00%, 01/21/22		100	16,418
Wells Fargo & Co., (5 year CMT + 3.45%), 3.90%(f)(g)	USD	115	116,138

			301,695

Beverages(d) — 0.4%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(h)		441	463,050
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29		285	284,535
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27		208	212,177
Triton Water Holdings, Inc., 6.25%, 04/01/29		399	406,980
Trivium Packaging Finance BV, 8.50%, 08/15/27		814	883,353

			2,250,095

Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(d)		25	24,438

Building Materials — 0.5%
Boise Cascade Co., 4.88%, 07/01/30(d)		37	38,758
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(d)		114	121,410
CP Atlas Buyer, Inc., 7.00%, 12/01/28(d)		89	93,543
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(d)		42	45,150
Griffon Corp., 5.75%, 03/01/28		28	29,785
Jeld-Wen, Inc.(d)
4.63%, 12/15/25		32	32,400
4.88%, 12/15/27		10	10,341
Masonite International Corp., 5.38%, 02/01/28(d)		45	47,756
SRM Escrow Issuer LLC, 6.00%, 11/01/28(d)		1,786	1,871,728

Security	Par (000)		Value

Building Materials (continued)
Standard Industries, Inc.(d)
5.00%, 02/15/27	USD	34	$35,445
4.38%, 07/15/30		85	85,765
3.38%, 01/15/31		115	108,962
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(d)		168	175,350

			2,696,393

Building Products(d) — 0.2%
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(h)		43	44,613
Foundation Building Materials, Inc., 6.00%, 03/01/29		66	65,175
LBM Acquisition LLC, 6.25%, 01/15/29		118	121,540
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		117	120,802
SRS Distribution, Inc., 8.25%, 07/01/26		403	422,646
White Cap Buyer LLC, 6.88%, 10/15/28		191	202,783
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(h)		67	69,848

			1,047,407

Capital Markets — 0.2%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(f)(g)		265	260,495
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(d)		81	84,923
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24		101	104,882
6.38%, 12/15/25		3	3,098
5.25%, 05/15/27		138	142,485
4.38%, 02/01/29(d)		87	85,017
NFP Corp.(d)
7.00%, 05/15/25		31	33,248
6.88%, 08/15/28		374	388,025
Owl Rock Capital Corp.
4.25%, 01/15/26		58	60,867
3.40%, 07/15/26		30	30,386
Owl Rock Technology Finance Corp., 3.75%, 06/17/26(d)		40	40,906
RP Escrow Issuer LLC, 5.25%, 12/15/25(d)		50	51,812

			1,286,144

Chemicals — 0.3%
Axalta Coating Systems LLC, 3.38%, 02/15/29(d)		150	146,280
Blue Cube Spinco LLC, 10.00%, 10/15/25		39	41,145
Chemours Co., 5.75%, 11/15/28(d)		38	40,011
Element Solutions, Inc., 3.88%, 09/01/28(d)		397	391,740
GCP Applied Technologies, Inc., 5.50%, 04/15/26(d)		134	137,846
HB Fuller Co., 4.25%, 10/15/28		31	31,498
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(d)		181	203,679
Ingevity Corp., 3.88%, 11/01/28(d)		23	22,310
Minerals Technologies, Inc., 5.00%, 07/01/28(d)		55	56,719
PQ Corp., 5.75%, 12/15/25(d)		307	314,675

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
Scotts Miracle-Gro Co., 4.00%, 04/01/31(d)	USD	83	$81,838
WESCO Distribution, Inc.(d)
7.13%, 06/15/25		153	167,305
7.25%, 06/15/28		198	221,046

			1,856,092

Commercial Services & Supplies — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29(d)		28	27,860
APX Group, Inc., 7.88%, 12/01/22		163	163,611
ASGN, Inc., 4.63%, 05/15/28(d)		79	81,503
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(d)		33	34,136
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25(d)		24	25,080
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(d)		17	19,359
Herc Holdings, Inc., 5.50%, 07/15/27(d)		106	112,805
NESCO Holdings II, Inc., 5.50%, 04/15/29(d)(i)		98	100,528
Prime Security Services Borrower LLC/Prime Finance, Inc.(d)
3.38%, 08/31/27		8	7,760
6.25%, 01/15/28		110	114,509
Team Health Holdings, Inc., 6.38%, 02/01/25(d)		103	90,761
United Rentals North America, Inc., 5.25%, 01/15/30		2	2,171

			780,083

Communications Equipment(d) — 0.2%
Avaya, Inc., 6.13%, 09/15/28		266	282,376
CommScope Technologies LLC
6.00%, 06/15/25		101	103,025
5.00%, 03/15/27		129	127,791
CommScope, Inc.
6.00%, 03/01/26		24	25,289
8.25%, 03/01/27		12	12,840
7.13%, 07/01/28		63	66,911
ViaSat, Inc.
5.63%, 04/15/27		90	94,402
6.50%, 07/15/28		150	157,959

			870,593

Construction & Engineering(d) — 0.0%
Arcosa, Inc., 4.38%, 04/15/29		111	113,081
KBR, Inc., 4.75%, 09/30/28		61	61,961

			175,042

Construction Materials(d) — 0.4%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28		125	125,000
Core & Main LP, 6.13%, 08/15/25		797	817,993
H&E Equipment Services, Inc., 3.88%, 12/15/28		31	30,148
IAA, Inc., 5.50%, 06/15/27		159	166,751
Picasso Finance Sub, Inc., 6.13%, 06/15/25		143	151,937
Williams Scotsman International, Inc., 4.63%, 08/15/28		77	78,444
Winnebago Industries, Inc., 6.25%, 07/15/28		45	48,206
Wolverine Escrow LLC, 9.00%, 11/15/26		496	495,529

			1,914,008

Consumer Discretionary(d) — 0.3%
Carnival Corp.
11.50%, 04/01/23		30	34,388
10.50%, 02/01/26		42	49,403

Security	Par (000)		Value

Consumer Discretionary (continued)
Carnival Corp. (continued)
5.75%, 03/01/27	USD	400	$410,500
9.88%, 08/01/27		61	71,821
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26		67	68,172
Life Time, Inc.
5.75%, 01/15/26		101	103,909
8.00%, 04/15/26		64	65,920
NCL Corp. Ltd.
10.25%, 02/01/26		37	43,412
5.88%, 03/15/26		63	63,630
NCL Finance Ltd., 6.13%, 03/15/28		98	99,837
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28		112	117,740
5.88%, 10/01/30		74	80,197
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23		45	51,763
9.13%, 06/15/23		54	59,504
11.50%, 06/01/25		95	110,794
5.50%, 04/01/28		152	152,760
Viking Cruises Ltd., 7.00%, 02/15/29		14	14,416
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29		43	43,443

			1,641,609

Consumer Finance — 0.4%
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(d)		228	222,300
Navient Corp.
7.25%, 09/25/23		5	5,412
6.13%, 03/25/24		96	101,640
5.88%, 10/25/24		77	80,858
5.00%, 03/15/27		2	2,005
OneMain Finance Corp.
8.88%, 06/01/25		27	29,911
6.63%, 01/15/28		8	9,066
5.38%, 11/15/29		7	7,446
4.00%, 09/15/30		10	9,725
PayPal Holdings, Inc., 1.65%, 06/01/25		257	261,730
Sabre GLBL, Inc.(d)
9.25%, 04/15/25		287	342,248
7.38%, 09/01/25		81	88,395
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(d)		103	106,863
Verscend Escrow Corp., 9.75%, 08/15/26(d)		851	912,459

			2,180,058

Containers & Packaging — 0.1%
Graham Packaging Co., Inc., 7.13%, 08/15/28(d)		147	156,371
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(d)		75	77,438
International Paper Co., 7.30%, 11/15/39		5	7,472
LABL Escrow Issuer LLC(d)
6.75%, 07/15/26		116	124,265
10.50%, 07/15/27		56	62,362
Sealed Air Corp., 4.00%, 12/01/27(d)		23	23,546

			451,454

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Consumer Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(d)
6.63%, 07/15/26	USD	868	$920,496
9.75%, 07/15/27		101	110,817
Ascend Learning LLC, 6.88%, 08/01/25		340	348,500
Brink’s Co., 5.50%, 07/15/25(d)		15	15,844
Garda World Security Corp.(d)
4.63%, 02/15/27		29	29,000
9.50%, 11/01/27		55	60,878
Rekeep SpA, 7.25%, 02/01/26	EUR	100	125,303
Sotheby’s, 7.38%, 10/15/27(d)	USD	200	216,272

			1,827,110

Diversified Financial Services — 0.2%
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	139,026
Central Garden & Pet Co., 4.13%, 10/15/30	USD	59	59,590
Citigroup, Inc., Series W, (5 year CMT + 3.60%), 4.00%(f)(g)		50	50,487
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25	GBP	100	142,447
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(d)(h)	USD	25	23,622
Intrum AB, 4.88%, 08/15/25	EUR	100	122,401
Spectrum Brands, Inc.(d)
5.00%, 10/01/29	USD	18	18,990
5.50%, 07/15/30		50	53,500
3.88%, 03/15/31		31	30,341
UBS Group AG, (5 year CMT + 3.31%), 4.38%(d)(f)(g)		345	340,342
United Wholesale Mortgage LLC, 5.50%, 04/15/29(d)(i)		52	52,000

			1,032,746

Diversified Telecommunication Services — 1.1%
Cincinnati Bell, Inc.(d)
7.00%, 07/15/24		26	26,813
8.00%, 10/15/25		20	21,273
Consolidated Communications, Inc., 6.50%, 10/01/28(d)		172	185,782
Frontier Communications Corp.(d)
5.88%, 10/15/27		145	153,700
5.00%, 05/01/28		216	219,970
6.75%, 05/01/29		157	165,588
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(d)		155	160,425
Level 3 Financing, Inc.(d)
4.25%, 07/01/28		174	175,968
3.75%, 07/15/29		77	75,356
Lumen Technologies, Inc.
5.13%, 12/15/26(d)		504	530,904
4.50%, 01/15/29(d)		177	172,628
Series P, 7.60%, 09/15/39		123	140,835
Series U, 7.65%, 03/15/42		59	67,113
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)		12	12,540
Sprint Capital Corp., 6.88%, 11/15/28		216	272,370
Switch Ltd., 3.75%, 09/15/28(d)		110	108,319
Telecom Italia Capital SA
6.38%, 11/15/33		58	68,269
6.00%, 09/30/34		134	151,976
7.20%, 07/18/36		14	17,668
7.72%, 06/04/38		23	30,676

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Telecom Italia SpA, 5.30%, 05/30/24(d)	USD	314	$340,086
Zayo Group Holdings, Inc.(d)
4.00%, 03/01/27		2,179	2,140,867
6.13%, 03/01/28		472	484,390

			5,723,516

Electric Utilities — 0.2%
Edison International, (5 year CMT + 4.70%), 5.38%(f)(g)		100	101,380
FirstEnergy Corp.
2.65%, 03/01/30		8	7,608
Series B, 4.40%, 07/15/27		42	45,150
Series B, 2.25%, 09/01/30		6	5,565
Series C, 5.35%, 07/15/47		163	183,077
Series C, 3.40%, 03/01/50		49	42,875
FirstEnergy Transmission LLC(d)
5.45%, 07/15/44		109	125,934
4.55%, 04/01/49		51	53,782
PG&E Corp., 5.25%, 07/01/30		74	78,440
Pike Corp., 5.50%, 09/01/28(d)		207	210,623
Public Power Corp SA, 3.88%, 03/30/26	EUR	100	119,050
Texas Competitive Electric Holdings Co.
LLC/TCEH Finance, Inc., 11.50%, 11/10/21(b)	USD	2,375	—

			973,484

Electrical Equipment — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(d)		291	304,822
GrafTech Finance, Inc., 4.63%, 12/15/28(d)		66	66,495
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05(a)(b)(e)		5,125	1

			371,318

Electronic Equipment, Instruments & Components — 0.1%
Brightstar Escrow Corp., 9.75%, 10/15/25(d)		28	30,380
BWX Technologies, Inc.(d)
4.13%, 06/30/28		81	82,012
4.13%, 04/15/29(i)		56	56,770
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29		98	96,775
Energizer Holdings, Inc.(d)
4.75%, 06/15/28		34	35,063
4.38%, 03/31/29		6	6,021
Xerox Corp., 4.80%, 03/01/35		181	181,083

			488,104

Energy Equipment & Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp.(d)
6.88%, 04/01/27		106	110,505
6.25%, 04/01/28		166	168,623
Pioneer Energy Services Corp.(b)(d)(h)
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25		327	326,264
(5.00% PIK), 5.00%, 11/15/25		231	231,210
TechnipFMC PLC, 6.50%, 02/01/26(d)		123	128,700
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		331	339,482
6.88%, 09/01/27		291	299,730

			1,604,514

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Environmental, Maintenance, & Security Service — 0.1%
Covanta Holding Corp., 5.00%, 09/01/30	USD	43	$43,430
GFL Environmental, Inc.(d)
3.75%, 08/01/25		85	86,275
5.13%, 12/15/26		73	76,924
4.00%, 08/01/28		120	116,100
3.50%, 09/01/28		65	63,050
Stericycle, Inc., 3.88%, 01/15/29(d)		52	51,350
Tervita Corp., 11.00%, 12/01/25(d)		42	47,670
Waste Pro USA, Inc., 5.50%, 02/15/26(d)		71	72,686

			557,485

Equity Real Estate Investment Trusts (REITs) — 0.4%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(d)		128	131,776
Diversified Healthcare Trust, 9.75%, 06/15/25		53	59,996
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(d)		71	69,205
Iron Mountain, Inc.(d)
5.25%, 07/15/30		105	108,339
5.63%, 07/15/32		132	137,940
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.63%, 06/15/25(d)		205	216,213
4.50%, 09/01/26		139	145,476
4.50%, 01/15/28		318	329,035
3.88%, 02/15/29(d)		101	100,609
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29		296	311,401
3.50%, 03/15/31		219	214,909
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		311	318,346
4.50%, 02/15/29(d)		79	79,314
Service Properties Trust
4.50%, 06/15/23		15	15,238
4.35%, 10/01/24		12	11,930
7.50%, 09/15/25		108	122,733
5.50%, 12/15/27		42	44,425

			2,416,885

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
3.25%, 03/15/26		146	145,441
4.63%, 01/15/27		11	11,401
4.88%, 02/15/30		68	69,904
Kraft Heinz Foods Co.
4.25%, 03/01/31		204	224,591
5.00%, 07/15/35		24	27,623
6.88%, 01/26/39		164	225,924
4.63%, 10/01/39		88	95,076
6.50%, 02/09/40		35	45,707
5.20%, 07/15/45		101	116,812
4.38%, 06/01/46		227	237,299
4.88%, 10/01/49		170	190,674
5.50%, 06/01/50		368	450,506
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(d)		46	49,671
Post Holdings, Inc.(d)
4.63%, 04/15/30		45	45,112
4.50%, 09/15/31		81	80,109

Security	Par (000)		Value

Food & Staples Retailing (continued)
TreeHouse Foods, Inc., 4.00%, 09/01/28	USD	23	$23,162
U.S. Foods, Inc., 4.75%, 02/15/29(d)		118	118,000
United Natural Foods, Inc., 6.75%, 10/15/28(d)		28	29,925

			2,186,937

Food Products(d) — 0.1%
Aramark Services, Inc.
6.38%, 05/01/25		99	104,940
5.00%, 02/01/28		3	3,113
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 04/15/25		272	283,138
4.63%, 11/15/28		76	77,520
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28		90	98,325
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29		85	96,008
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29		113	113,991

			777,035

Gas Utilities — 0.0%
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(d)		43	43,439

Health Care Equipment & Supplies(d) — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28		338	352,994
Hologic, Inc., 3.25%, 02/15/29		28	27,650
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.38%, 06/01/25		171	183,842
7.25%, 02/01/28		134	146,818

			711,304

Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.(d)
5.50%, 07/01/28		66	69,482
5.00%, 04/15/29		55	57,075
AdaptHealth LLC(d)
6.13%, 08/01/28		49	51,940
4.63%, 08/01/29		55	54,725
AHP Health Partners, Inc., 9.75%, 07/15/26(d)		212	229,755
Centene Corp.
4.25%, 12/15/27		206	216,687
4.63%, 12/15/29		181	195,897
3.00%, 10/15/30		283	282,530
2.50%, 03/01/31		258	246,395
CHS/Community Health Systems, Inc.(d)
8.13%, 06/30/24		45	47,207
6.63%, 02/15/25		379	400,084
8.00%, 03/15/26		419	453,065
5.63%, 03/15/27		180	188,550
6.00%, 01/15/29		148	156,510
6.88%, 04/15/29		69	72,234
DaVita, Inc., 4.63%, 06/01/30(d)		49	49,924
Encompass Health Corp.
4.50%, 02/01/28		2	2,048
4.75%, 02/01/30		66	67,894
4.63%, 04/01/31		33	34,155
HCA, Inc., 3.50%, 09/01/30		382	385,235
Legacy LifePoint Health LLC(d)
6.75%, 04/15/25		116	123,250
4.38%, 02/15/27		44	43,120

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services (continued)
LifePoint Health, Inc., 5.38%, 01/15/29(d)	USD	97	$95,545
ModivCare, Inc., 5.88%, 11/15/25(d)		23	24,208
Molina Healthcare, Inc.(d)
4.38%, 06/15/28		22	22,637
3.88%, 11/15/30		96	98,760
Prime Healthcare Services, Inc., 7.25%, 11/01/25(d)		108	115,290
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(d)		17	18,403
Surgery Center Holdings, Inc.(d)
6.75%, 07/01/25		145	148,219
10.00%, 04/15/27		276	304,290
Teleflex, Inc., 4.25%, 06/01/28(d)		94	97,408
Tenet Healthcare Corp.(d)
7.50%, 04/01/25		41	44,266
4.88%, 01/01/26		288	299,451
5.13%, 11/01/27		354	370,178
4.63%, 06/15/28		26	26,649
6.13%, 10/01/28		135	140,906

			5,233,972

Health Care Technology(d) — 0.1%
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27		41	42,948
3.13%, 02/15/29		58	55,680
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25		229	233,431
Charles River Laboratories International, Inc.
4.25%, 05/01/28		46	47,380
4.00%, 03/15/31		31	31,513
Mednax, Inc., 6.25%, 01/15/27		62	66,297
Syneos Health, Inc., 3.63%, 01/15/29		147	142,957
US Acute Care Solutions LLC, 6.38%, 03/01/26		12	12,450

			632,656

Healthcare — 0.0%
Akumin, Inc., 7.00%, 11/01/25(d)		35	37,231

Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC/New Red Finance, Inc., 4.38%, 01/15/28(d)		218	219,029
Accor SA, (5 year EUR Swap + 4.56%), 4.38%(f)(g)	EUR	100	120,946
Affinity Gaming, 6.88%, 12/15/27(d)	USD	38	40,043
Boyd Gaming Corp.
8.63%, 06/01/25(d)		79	87,848
6.38%, 04/01/26		32	33,040
4.75%, 12/01/27		58	59,115
Boyne USA, Inc., 7.25%, 05/01/25(d)		19	19,751
Caesars Entertainment, Inc.(d)
6.25%, 07/01/25		494	526,611
8.13%, 07/01/27		340	374,933
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(d)		154	162,516
CCM Merger, Inc., 6.38%, 05/01/26(d)		53	56,279
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(d)
5.50%, 05/01/25		388	408,386
6.50%, 10/01/28		19	20,425
Churchill Downs, Inc., 4.75%, 01/15/28(d)		137	141,690
Full House Resorts, Inc., 8.25%, 02/15/28(d)		20	21,306
Golden Nugget, Inc., 6.75%, 10/15/24(d)		455	460,082

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(d)	USD	41	$43,214
5.75%, 05/01/28(d)		163	175,432
4.88%, 01/15/30		166	176,093
4.00%, 05/01/31(d)		73	73,000
Marriott International, Inc., Series EE, 5.75%, 05/01/25		393	450,965
MGM Resorts International, 5.75%, 06/15/25		73	79,570
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(d)		52	55,900
Powdr Corp., 6.00%, 08/01/25(d)		74	77,985
Scientific Games International, Inc.(d)
8.63%, 07/01/25		65	70,668
8.25%, 03/15/26		506	542,685
SeaWorld Parks & Entertainment, Inc., 9.50%, 08/01/25(d)		52	56,515
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(d)		275	297,344
Travel & Leisure Co., 6.63%, 07/31/26(d)		56	63,580
Vail Resorts, Inc., 6.25%, 05/15/25(d)		89	94,896
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(d)		44	44,506
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(d)		287	293,744
Yum! Brands, Inc.
4.75%, 01/15/30(d)		24	25,375
5.35%, 11/01/43		14	14,770

			5,388,242

Household Durables — 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.88%, 02/15/30(d)		260	260,161
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(d)		97	104,032
Diebold Nixdorf, Inc., 9.38%, 07/15/25(d)		42	46,777
Mattamy Group Corp., 4.63%, 03/01/30(d)		102	101,315
NCR Corp.(d)
5.75%, 09/01/27		72	76,185
5.00%, 10/01/28		57	57,570
5.13%, 04/15/29(i)		60	60,450
6.13%, 09/01/29		78	82,582
5.25%, 10/01/30		36	36,455
New Home Co., Inc., 7.25%, 10/15/25(d)		22	22,775
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(d)		20	21,250
Tempur Sealy International, Inc.
5.50%, 06/15/26		2	2,073
4.00%, 04/15/29(d)		99	98,505
Tri Pointe Homes, Inc., 5.70%, 06/15/28		18	19,894

			990,024

Household Products — 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(d)		67	67,000

Independent Power and Renewable Electricity Producers(d) — 0.2%
Calpine Corp.
5.25%, 06/01/26		68	69,921
5.13%, 03/15/28		458	460,130
4.63%, 02/01/29		55	53,586
5.00%, 02/01/31		69	67,344
3.75%, 03/01/31		4	3,812
Clearway Energy Operating LLC, 4.75%, 03/15/28		20	20,808

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc., 3.63%, 02/15/31	USD	103	$100,425
TerraForm Power Operating LLC, 4.75%, 01/15/30		74	76,835

			852,861

Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(d)
4.25%, 10/15/27		371	371,464
6.75%, 10/15/27		731	778,054
AmWINS Group, Inc., 7.75%, 07/01/26(d)		25	26,750
AssuredPartners, Inc., 5.63%, 01/15/29(d)		86	87,634
GTCR AP Finance, Inc., 8.00%, 05/15/27(d)		6	6,442
HUB International Ltd., 7.00%, 05/01/26(d)		416	431,979
Unipol Gruppo SpA, 3.25%, 09/23/30	EUR	100	124,035

			1,826,358

Interactive Media & Services — 0.1%
Arches Buyer, Inc.(d)
4.25%, 06/01/28	USD	36	35,935
6.13%, 12/01/28		16	16,480
Netflix, Inc.
4.88%, 04/15/28		112	126,700
5.88%, 11/15/28		14	16,934
6.38%, 05/15/29		11	13,640
5.38%, 11/15/29(d)		11	13,008
3.63%, 06/15/30	EUR	100	137,089
4.88%, 06/15/30(d)	USD	115	132,427
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(d)
6.00%, 02/15/28		80	79,800
10.75%, 06/01/28		30	33,891
Twitter, Inc., 3.88%, 12/15/27(d)		67	70,249

			676,153

Internet Software & Services(d) — 0.4%
Endure Digital, Inc., 6.00%, 02/15/29		57	55,712
Expedia Group, Inc.
3.60%, 12/15/23		486	517,275
6.25%, 05/01/25		121	139,962
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29		40	39,300
Match Group Holdings II LLC
4.63%, 06/01/28		43	43,936
4.13%, 08/01/30		68	68,191
TripAdvisor, Inc., 7.00%, 07/15/25		72	77,868
Uber Technologies, Inc.
7.50%, 05/15/25		283	305,405
8.00%, 11/01/26		92	99,590
7.50%, 09/15/27		176	194,406
6.25%, 01/15/28		314	342,009

			1,883,654

IT Services — 0.7%
Austin BidCo, Inc., 7.13%, 12/15/28(d)		23	23,403
Banff Merger Sub, Inc., 9.75%, 09/01/26(d)		465	495,225
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(d)		101	101,530
Camelot Finance SA, 4.50%, 11/01/26(d)		105	108,562
Dun & Bradstreet Corp.(d)
6.88%, 08/15/26		102	108,905
10.25%, 02/15/27		232	258,970
Fiserv, Inc., 2.25%, 06/01/27		1,385	1,415,760

Security	Par (000)		Value

IT Services (continued)
Gartner, Inc.(d)
4.50%, 07/01/28	USD	83	$85,594
3.75%, 10/01/30		101	100,165
Presidio Holdings, Inc., 4.88%, 02/01/27(d)		3	3,075
Rackspace Technology Global, Inc., 5.38%, 12/01/28(d)		158	160,658
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(d)
5.75%, 06/01/25		190	200,687
6.75%, 06/01/25		291	297,366
Twilio, Inc., 3.88%, 03/15/31		41	41,876
Unisys Corp., 6.88%, 11/01/27(d)		33	36,135
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(d)		104	101,996

			3,539,907

Leisure Products — 0.0%
Mattel, Inc.
6.75%, 12/31/25(d)		2	2,103
5.88%, 12/15/27(d)		34	37,326
3.75%, 04/01/29(d)		33	33,206
6.20%, 10/01/40		33	38,693
5.45%, 11/01/41		83	90,677

			202,005

Machinery — 0.2%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(d)		35	34,694
Clark Equipment Co., 5.88%, 06/01/25(d)		85	89,941
Colfax Corp., 6.38%, 02/15/26(d)		63	67,016
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(d)(h)		445	483,938
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	100	118,233
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(d)	USD	57	58,157
Terex Corp., 5.00%, 05/15/29(d)(i)		95	98,344
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(d)		147	152,689
Vertical US Newco, Inc., 5.25%, 07/15/27(d)		200	209,375

			1,312,387

Media — 2.2%
Adelphia Communications Corp., 10.50%, 12/31/49(a)(b)(e)		400	—
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(d)		46	47,840
Altice Financing SA, 5.00%, 01/15/28(d)		204	201,437
Altice France Holding SA(d)
10.50%, 05/15/27		539	606,224
6.00%, 02/15/28		272	267,999
AMC Networks, Inc., 4.25%, 02/15/29		39	37,928
Cable One, Inc.(d)
1.13%, 03/15/28(j)		66	66,495
4.00%, 11/15/30		56	55,395
CCO Holdings LLC/CCO Holdings Capital Corp.(d)
5.13%, 05/01/27		48	50,751
5.00%, 02/01/28		34	35,960
5.38%, 06/01/29		117	125,483
4.50%, 08/15/30		134	136,573
4.25%, 02/01/31		238	238,528
4.50%, 05/01/32		347	351,337
Cinemark USA, Inc., 5.88%, 03/15/26(d)		37	37,886

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Clear Channel International BV, 6.63%, 08/01/25(d)	USD	200	$209,022
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/28(d)		155	153,295
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24		184	191,415
5.13%, 08/15/27(d)		659	662,789
Connect Finco Sarl/Connect US Finco LLC,
6.75%, 10/01/26(d)		738	785,778
CSC Holdings LLC
5.25%, 06/01/24		344	371,090
4.63%, 12/01/30(d)		223	219,346
3.38%, 02/15/31(d)		205	193,212
DISH DBS Corp.
5.88%, 07/15/22		689	719,660
7.75%, 07/01/26		219	241,718
GCI LLC, 4.75%, 10/15/28(d)		29	29,689
Hughes Satellite Systems Corp., 5.25%, 08/01/26		20	22,010
Lamar Media Corp., 4.00%, 02/15/30		57	56,842
LCPR Senior Secured Financing DAC(d)
6.75%, 10/15/27		200	213,230
5.13%, 07/15/29		200	203,524
Liberty Broadband Corp., 2.75%, 09/30/50(d)(j)		481	486,007
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(d)(h)		171	171,051
Lions Gate Capital Holdings LLC(d)
6.38%, 02/01/24		26	26,829
5.88%, 11/01/24		21	21,617
Live Nation Entertainment, Inc.(d)
4.88%, 11/01/24		9	9,159
6.50%, 05/15/27		329	365,190
4.75%, 10/15/27		30	30,225
3.75%, 01/15/28		61	60,161
Lorca Telecom Bondco SA, 4.00%, 09/18/27	EUR	100	120,191
Outfront Media Capital LLC/Outfront Media Capital Corp.(d)
5.00%, 08/15/27	USD	28	28,280
4.25%, 01/15/29		38	36,583
Qualitytech LP/QTS Finance Corp., 3.88%, 10/01/28(d)		74	73,630
Radiate Holdco LLC/Radiate Finance, Inc.(d)
4.50%, 09/15/26		703	710,909
6.50%, 09/15/28		1,096	1,157,321
Scripps Escrow II, Inc.(d)
3.88%, 01/15/29		5	4,913
5.38%, 01/15/31		55	54,588
Sinclair Television Group, Inc., 4.13%, 12/01/30(d)		160	154,200
Sirius XM Radio, Inc.(d)
5.50%, 07/01/29		60	64,875
4.13%, 07/01/30		109	109,125
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(d)		131	131,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(d)		112	120,518
Univision Communications, Inc.(d)
5.13%, 02/15/25		107	108,338
6.63%, 06/01/27		347	370,570
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(d)		200	201,750
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28(d)		242	246,235

Security	Par (000)		Value

Media (continued)
WMG Acquisition Corp., 3.88%, 07/15/30(d)	USD	7	$7,068
Ziggo Bond Co. BV, 5.13%, 02/28/30(d)		200	204,500
Ziggo BV, 5.50%, 01/15/27(d)		150	156,187

			11,763,476

Metals & Mining — 0.5%
Allegheny Technologies, Inc., 7.88%, 08/15/23		20	21,694
Arconic Corp.(d)
6.00%, 05/15/25		13	14,011
6.13%, 02/15/28		145	154,425
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(d)		404	440,036
Constellium SE(d)
5.88%, 02/15/26		321	330,791
3.75%, 04/15/29		500	478,040
Freeport-McMoRan, Inc.
4.38%, 08/01/28		92	97,589
5.45%, 03/15/43		335	403,005
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(d)		96	98,107
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(d)		57	63,840
Kaiser Aluminum Corp., 4.63%, 03/01/28(d)		75	76,766
New Gold, Inc., 7.50%, 07/15/27(d)		170	176,069
Novelis Corp., 4.75%, 01/30/30(d)		385	396,819
thyssenkrupp AG, 2.88%, 02/22/24	EUR	32	38,212
United States Steel Corp.
6.25%, 03/15/26	USD	4	4,042
6.88%, 03/01/29		87	88,958

			2,882,404

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(d)		9	9,405

Multi-line Retail(d) — 0.1%
Macy’s, Inc., 8.38%, 06/15/25		176	194,616
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26		126	128,520
Nordstrom, Inc., 8.75%, 05/15/25		75	84,882

			408,018

Oil, Gas & Consumable Fuels — 2.9%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(d)		154	159,390
Antero Midstream Partners LP/Antero Midstream Finance Corp.(d)
7.88%, 05/15/26		130	139,818
5.75%, 03/01/27		28	28,006
Antero Resources Corp.(d)
8.38%, 07/15/26		26	28,665
7.63%, 02/01/29		79	84,135
Apache Corp.
4.88%, 11/15/27		68	69,700
4.38%, 10/15/28		7	6,979
5.10%, 09/01/40		59	57,673
5.25%, 02/01/42		18	17,730
4.75%, 04/15/43		110	102,025
4.25%, 01/15/44		46	41,400
5.35%, 07/01/49		23	21,965
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(d)
9.00%, 11/01/27		212	269,240

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (d) (continued) 8.25%, 12/31/28	USD	37	$38,480
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(d)		54	58,197
Brand Industrial Services, Inc., 8.50%, 07/15/25(d).		314	316,449
Buckeye Partners LP 4.13%, 03/01/25(d)		5	5,101
3.95%, 12/01/26		34	33,608
4.50%, 03/01/28(d)		44	44,110
5.85%, 11/15/43		16	15,542
5.60%, 10/15/44		6	5,787
Callon Petroleum Co., 9.00%, 04/01/25(d)		134	135,927
Cheniere Energy Partners LP 5.63%, 10/01/26		151	157,901
4.50%, 10/01/29		133	137,924
4.00%, 03/01/31(d)		198	201,465
Cheniere Energy, Inc., 4.63%, 10/15/28(d)		414	429,956
Chesapeake Energy Corp. (d) 5.50%, 02/01/26		18	18,736
5.88%, 02/01/29		56	59,360
CITGO Petroleum Corp. (d) 7.00%, 06/15/25		90	92,587
6.38%, 06/15/26		74	74,668
CNX Resources Corp. (d) 7.25%, 03/14/27		14	15,038
6.00%, 01/15/29		91	94,565
Colgate Energy Partners III LLC, 7.75%, 02/15/26(d)		38	37,248
Comstock Resources, Inc. 7.50%, 05/15/25(d)		96	99,600
9.75%, 08/15/26		5	5,438
6.75%, 03/01/29(d)		161	165,025
Continental Resources, Inc. 5.75%, 01/15/31(d)		73	82,480
4.90%, 06/01/44		124	124,002
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (d) 5.63%, 05/01/27		107	105,127
6.00%, 02/01/29		67	65,995
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(d)		683	696,810
DCP Midstream Operating LP (d) 6.45%, 11/03/36		250	279,375
6.75%, 09/15/37		21	23,441
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(d)		135	144,142
Dycom Industries, Inc., 4.50%, 04/15/29(d)(i)		33	33,083
eG Global Finance PLC 6.75%, 02/07/25(d)		200	204,500
6.25%, 10/30/25	EUR	142	169,504
8.50%, 10/30/25(d)	USD	244	260,166
Endeavor Energy Resources LP/EER Finance, Inc. (d) 6.63%, 07/15/25		73	78,018
5.50%, 01/30/26		421	436,914
5.75%, 01/30/28		320	338,022
EnLink Midstream LLC, 5.63%, 01/15/28(d)		56	54,151
EnLink Midstream Partners LP 4.40%, 04/01/24		136	137,088
4.85%, 07/15/26		39	37,675

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP (continued) 5.60%, 04/01/44	USD	74	$61,420
EQM Midstream Partners LP 6.00%, 07/01/25(d)		88	94,710
4.13%, 12/01/26		17	16,873
6.50%, 07/01/27(d)		117	127,208
4.50%, 01/15/29(d)		77	75,033
4.75%, 01/15/31(d)		236	228,920
EQT Corp. 3.90%, 10/01/27		116	118,320
8.50%, 02/01/30		32	40,810
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27		68	68,851
Harvest Midstream I LP, 7.50%, 09/01/28(d)		111	119,292
Hilcorp Energy I LP/Hilcorp Finance Co. (d) 5.75%, 02/01/29		40	40,350
6.00%, 02/01/31		47	47,705
Indigo Natural Resources LLC, 5.38%, 02/01/29(d)		144	141,870
MasTec, Inc., 4.50%, 08/15/28(d)		66	68,475
Matador Resources Co., 5.88%, 09/15/26		155	150,931
MEG Energy Corp. (d) 6.50%, 01/15/25		91	93,998
7.13%, 02/01/27		79	82,753
5.88%, 02/01/29		45	45,113
Murphy Oil Corp. 5.75%, 08/15/25		55	54,989
6.38%, 07/15/28		32	32,023
Murphy Oil USA, Inc., 4.75%, 09/15/29		109	114,450
New Enterprise Stone & Lime Co. Inc., 9.75%, 07/15/28(d)		26	29,120
New Fortress Energy, Inc. (d) 6.75%, 09/15/25		526	540,412
6.50%, 09/30/26(i)		330	332,475
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(d)		170	174,675
NGPL PipeCo LLC, 7.77%, 12/15/37(d)		186	246,707
Northern Oil and Gas, Inc., 8.13%, 03/01/28(d)		153	152,120
NuStar Logistics LP 5.75%, 10/01/25		41	43,891
6.00%, 06/01/26		124	133,683
6.38%, 10/01/30		2	2,163
Occidental Petroleum Corp. 2.70%, 08/15/22		119	119,045
2.70%, 02/15/23		57	56,870
6.95%, 07/01/24		19	20,849
2.90%, 08/15/24		123	121,652
5.50%, 12/01/25		45	47,588
3.40%, 04/15/26		21	20,391
3.20%, 08/15/26		5	4,798
3.00%, 02/15/27		2	1,882
8.88%, 07/15/30		2	2,522
6.13%, 01/01/31		77	85,023
4.30%, 08/15/39		174	147,554
6.20%, 03/15/40		291	299,002
4.50%, 07/15/44		72	61,371
4.63%, 06/15/45		199	174,145
6.60%, 03/15/46		7	7,456
4.40%, 04/15/46		114	97,634
4.10%, 02/15/47		22	17,628
4.20%, 03/15/48		69	56,069

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
4.40%, 08/15/49	USD	35	$29,269
Ovintiv Exploration, Inc.
5.75%, 01/30/22		28	28,918
5.38%, 01/01/26		11	12,122
Ovintiv, Inc.
7.38%, 11/01/31		23	29,256
6.50%, 08/15/34		32	38,741
Parkland Corp., 4.50%, 10/01/29(d)(i)		91	91,114
Parsley Energy LLC/Parsley Finance Corp.,
5.63%, 10/15/27(d)		477	516,949
PBF Holding Co. LLC/PBF Finance Corp., 9.25%,
05/15/25(d)		362	369,584
PDC Energy, Inc.
6.13%, 09/15/24		187	191,885
6.25%, 12/01/25		29	29,145
5.75%, 05/15/26		48	49,788
Range Resources Corp, 9.25%, 02/01/26		19	20,644
Range Resources Corp.
5.88%, 07/01/22		69	69,345
5.00%, 08/15/22		103	104,823
5.00%, 03/15/23		46	46,748
4.88%, 05/15/25		39	38,610
8.25%, 01/15/29(d)		26	27,820
Rattler Midstream LP, 5.63%, 07/15/25(d)		79	82,485
SM Energy Co.
6.13%, 11/15/22		11	10,846
5.00%, 01/15/24		4	3,762
10.00%, 01/15/25(d)		225	253,125
Southwestern Energy Co.
4.10%, 03/15/22		158	158,000
7.50%, 04/01/26		29	30,683
8.38%, 09/15/28		24	26,340
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44		153	161,183
5.40%, 10/01/47		133	143,612
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26		8	8,218
5.88%, 03/15/28		151	158,041
4.50%, 05/15/29(d)		38	37,858
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.(d)
5.50%, 09/15/24		6	6,090
7.50%, 10/01/25		44	47,359
6.00%, 12/31/30		50	49,425
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.38%, 02/01/27		17	17,630
5.50%, 03/01/30		255	267,750
4.88%, 02/01/31(d)		31	31,411
Teine Energy Ltd., 6.88%, 04/15/29(d)(i)		56	56,678
Transocean, Inc., 11.50%, 01/30/27(d)		167	143,239
Vine Energy Holdings LLC, 6.75%, 04/15/29		177	177,000
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.,
8.75%, 04/15/23(d)		18	19,161
Viper Energy Partners LP, 5.38%, 11/01/27(d)		107	111,280
Western Midstream Operating LP
4.75%, 08/15/28		95	99,275

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP (continued)
5.45%, 04/01/44	USD	217	$222,533
5.30%, 03/01/48		53	53,188
5.50%, 08/15/48		13	12,794
6.50%, 02/01/50		126	136,237

			15,580,714

Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28(d)		29	30,624

Pharmaceuticals — 0.5%
Bausch Health Americas, Inc., 8.50%, 01/31/27(d)		101	112,047
Bausch Health Cos., Inc.(d)
9.00%, 12/15/25		255	277,050
7.00%, 01/15/28		185	200,827
5.00%, 02/15/29		167	165,852
6.25%, 02/15/29		168	178,577
5.25%, 01/30/30		66	66,343
5.25%, 02/15/31		94	93,551
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	EUR	100	122,547
Elanco Animal Health, Inc., 5.90%, 08/28/28	USD	57	64,624
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(d)
9.50%, 07/31/27		237	257,441
6.00%, 06/30/28		134	108,540
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., 6.13%, 04/01/29(d)		154	155,347
Jaguar Holding Co. II/PPD Development LP(d)
4.63%, 06/15/25		122	127,283
5.00%, 06/15/28		188	195,802
Nidda Healthcare Holding GmbH, 3.50%,
09/30/24	EUR	200	235,713
P&L Development LLC/PLD Finance Corp.,
7.75%, 11/15/25(d)	USD	77	82,390
Par Pharmaceutical, Inc., 7.50%, 04/01/27(d)		254	269,405
Prestige Brands, Inc., 3.75%, 04/01/31(d)		70	66,762

			2,780,101

Real Estate Management & Development — 0.3%
Consus Real Estate AG, 9.63%, 05/15/24	EUR	100	123,620
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(d)	USD	842	910,413
Greystar Real Estate Partners LLC, 5.75%,
12/01/25(d)		24	24,660
Howard Hughes Corp.(d)
5.38%, 08/01/28		45	47,306
4.13%, 02/01/29		62	60,619
4.38%, 02/01/31		70	68,556
Realogy Group LLC/Realogy Co-Issuer Corp.(d)
7.63%, 06/15/25		41	44,764
5.75%, 01/15/29		83	81,859
Unique Pub Finance Co. PLC, Series A4, 5.66%,
06/30/27	GBP	45	65,777

			1,427,574

Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
4.70%, 04/15/25	USD	910	1,025,688
3.15%, 11/15/25		514	547,838
ON Semiconductor Corp., 3.88%, 09/01/28(d)		106	109,037

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies BV, 4.00%, 04/15/29(d)	USD	22	$22,397
Sensata Technologies, Inc., 4.38%, 02/15/30(d)		47	49,232
Synaptics, Inc., 4.00%, 06/15/29(d)		61	60,530

			1,814,722

Software — 0.8%
ANGI Group LLC, 3.88%, 08/15/28(d)		106	106,000
Black Knight InfoServ LLC, 3.63%, 09/01/28(d)		122	119,878
Boxer Parent Co., Inc.(d)
7.13%, 10/02/25		124	132,990
9.13%, 03/01/26		215	228,863
BY Crown Parent LLC, 7.38%, 10/15/24(d)		602	611,783
BY Crown Parent LLC/BY Bond Finance, Inc.,
4.25%, 01/31/26(d)		461	478,716
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		50	48,885
MSCI, Inc., 3.63%, 09/01/30(d)		20	20,337
Open Text Corp., 3.88%, 02/15/28(d)		57	57,381
Playtika Holding Corp., 4.25%, 03/15/29(d)		97	95,564
PTC, Inc., 4.00%, 02/15/28(d)		80	81,200
Rocket Software, Inc., 6.50%, 02/15/29(d)		132	133,188
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(d)		1,315	1,358,527
SS&C Technologies, Inc., 5.50%, 09/30/27(d)		236	251,352
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(d)		501	520,364

			4,245,028

Specialty Retail(d) — 0.2%
Gap, Inc., 8.88%, 05/15/27		105	122,587
L Brands, Inc.
6.88%, 07/01/25		133	147,790
6.63%, 10/01/30		46	52,523
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29		503	544,472
Staples, Inc., 7.50%, 04/15/26		80	84,380

			951,752

Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., 4.25%, 03/15/29(d)		50	48,751
Hanesbrands, Inc., 5.38%, 05/15/25(d)		30	31,744
Levi Strauss & Co.
5.00%, 05/01/25		7	7,136
3.50%, 03/01/31(d)		35	33,775
William Carter Co., 5.50%, 05/15/25(d)		11	11,732
Wolverine World Wide, Inc., 6.38%, 05/15/25(d)		24	25,560

			158,698

Thrifts & Mortgage Finance — 0.1%
Genworth Mortgage Holdings, Inc., 6.50%, 08/15/25(d)		184	198,835
Home Point Capital, Inc., 5.00%, 02/01/26(d)		92	91,080
MGIC Investment Corp., 5.25%, 08/15/28		47	48,822
Nationstar Mortgage Holdings, Inc.(d)
6.00%, 01/15/27		78	80,925
5.50%, 08/15/28		103	103,417
5.13%, 12/15/30		45	44,381
PennyMac Financial Services, Inc., 4.25%, 02/15/29(d)		16	15,300

			582,760

Security	Par (000)		Value

Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(d)(i)	USD	34	$34,765
Thames Water Kemble Finance PLC, 4.63%, 05/19/26	GBP	168	234,374
Vistra Operations Co. LLC, 5.63%, 02/15/27(d)	USD	99	102,899

			372,038

Wireless Telecommunication Services — 0.5%
Altice France SA(d)
7.38%, 05/01/26		391	406,679
8.13%, 02/01/27		334	366,097
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		305	315,210
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(d)		57	59,993
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	100	119,135
SBA Communications Corp., 3.88%, 02/15/27	USD	476	486,567
T-Mobile USA, Inc.
2.88%, 02/15/31		129	124,678
3.50%, 04/15/31		119	119,893
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(d)
6.00%, 04/15/23		35	35,569
6.50%, 02/15/29		189	186,637

VICI Properties LP/VICI Note Co., Inc.(d)
4.25%, 12/01/26		392	401,049
4.63%, 12/01/29		321	332,993

			2,954,500

Total Corporate Bonds — 22.7% (Cost: $127,110,892)			122,989,093

Floating Rate Loan Interests(f)

Aerospace & Defense — 3.5%
Bleriot US Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.20%, 10/30/26		822	819,322
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 3.70%, 04/06/26		1,800	1,741,437
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.70%, 04/06/26		3,348	3,239,073
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 5.63%, 04/09/26		776	714,067
Peraton Holding Corp.(k)
2nd Lien Term Loan B1, 4.50%, 02/23/29(b)		2,002	2,032,030
Delayed Draw Term Loan B, 5.89%, 02/01/28		3,889	3,886,368
Term Loan B, 02/01/28		2,210	2,208,280
Spirit Aerosystems, Inc., 2020 Term Loan B,
(1 mo. LIBOR + 5.25%, 0.75% Floor), 6.00%, 01/15/25		891	893,369
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.36%, 12/09/25		3,550	3,473,076

			19,007,022

Air Freight & Logistics — 0.6%
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		3,625	3,512,952

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Airlines — 1.5%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28(k)	USD	1,131	$1,157,511

American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 1.86%, 01/29/27		450	410,213
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 12/14/23		2,255	2,151,631
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 2.11%, 04/28/23		1,428	1,358,409
JetBlue Airways Corp., Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/17/24		661	676,115
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		2,112	2,241,698

			7,995,577

Auto Components — 2.5%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 04/30/26		4,331	4,279,427
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 01/31/28		2,235	2,227,871
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.20%, 05/16/24		4,382	4,329,351
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 3.45%, 12/02/26		250	247,830
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 02/05/26		2,319	2,289,163

			13,373,642

Automobiles — 0.6%
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 03/20/25		1,972	1,962,698
2020 Add-On Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/20/25		1,188	1,185,801

			3,148,499

Building Materials — 0.4%
Allied Universal Holdco LLC, 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 07/12/26		2,080	2,073,225
CHI Overhead Doors, Inc, Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/31/25(b)		162	161,779

			2,235,004

Building Products — 1.7%
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/23/27		2,192	2,175,911
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		1,528	1,526,615
LSF10 XL Bidco SCA, EUR Term Loan B3, (3 mo. LIBOR + 4.00%), 4.00%, 10/12/26	EUR	1,000	1,169,897

Security	Par (000)			Value

Building Products (continued)
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27	USD	473		$474,295
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/19/23		3,742		3,730,252

				9,076,970

Capital Markets — 1.6%
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		5,505		5,504,366
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 11/12/27		1,262		1,257,636
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.50%), 2.61%, 06/27/25		—	(l)	247
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 04/12/24		626		621,779
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.00%), 3.13%, 06/03/26		1,307		1,294,658

				8,678,686

Chemicals — 4.4%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		2,951		2,987,442
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/18/28		3,091		3,079,409
Axalta Coating Systems US Holdings Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 1.95%, 06/01/24		1,260		1,253,432
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/05/24		1,346		1,316,741
Encapsys LLC, 2020 Term Loan B2, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 11/07/24		1,266		1,265,295
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 06/30/27		2,887		2,871,379
Invictus US LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/28/25		677		668,823
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.86%, 03/30/26		973		964,453
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 5.25%, 02/09/26(k)		1,140		1,135,725
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.70%, 03/01/26		3,211		3,182,302
Minerals Technologies, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/14/24(b)		379		377,930
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/15/24		1,534		1,507,491
NIC Acquisition Corp., Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/29/27		655		654,456

12

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.50%), 3.63%, 10/14/24	USD	2,398	$2,358,258
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 10/01/25		424	417,389

			24,040,525

Commercial Services & Supplies — 3.5%
Asurion LLC
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 3.11%, 11/03/23		1,265	1,261,315
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.11%, 11/03/24		923	919,129
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.36%, 12/23/26		702	697,280
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.36%, 01/31/28		815	829,262
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/26/26		1,724	1,703,049
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 12/12/25		2,701	2,701,866
Diamond (BC) BV, USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 09/06/24		1,823	1,812,559
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/09/25		475	472,580
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/03/23		498	440,601
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26		1,283	1,255,842
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28		1,565	1,546,095
Prime Security Services Borrower LLC, 2021 Term Loan, (12 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26		1,506	1,498,518
Verscend Holding Corp.
2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.61%, 08/27/25		2,904	2,900,437
2021 Term Loan B, 4.20%, 08/27/25(k)		740	739,451

			18,777,984

Communications Equipment — 0.1%
Avantor Funding, Inc., USD Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/21/24		698	697,519

Construction & Engineering — 1.4%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		3,609	3,549,323
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.13%, 01/21/28		965	960,543
Pisces Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 04/12/25		522	520,679
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 05/23/25		2,595	2,558,257

			7,588,802

Security	Par (000)		Value

Construction Materials — 1.4%
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 08/01/24	USD	2,184	$2,173,124
Filtration Group Corp.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/29/25		2,139	2,106,804
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/29/25		1,278	1,275,974
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		1,016	1,016,304
Tamko Building Products, Inc., Term Loan B, 05/29/26(k)		776	773,628

			7,345,834

Containers & Packaging — 1.7%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.44%, 04/03/24		2,248	2,197,283
Charter NEX US, Inc., 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/01/27		3,629	3,633,701
Flex Acquisition Co., Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 03/02/28		1,942	1,916,246
Pregis TopCo Corp.
1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 08/01/26		550	545,104
2020 Incremental Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 08/01/26(b)		257	257,000
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27		728	727,650

			9,276,984

Distributors — 1.2%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 01/15/27		2,687	2,663,461
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (2 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24(b)		994	984,172
2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/30/24		3,279	2,890,751

			6,538,384

Diversified Consumer Services — 2.2%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 01/31/27		637	630,284
Ascend Learning LLC
2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		1,192	1,185,714
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/12/24		987	986,428
Bright Horizons Family Solutions, LLC, 2017 Term Loan B, (PRIME + 0.75%), 4.00%, 11/07/23		1,762	1,751,301
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 07/11/25		3,004	2,954,801

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Consumer Services (continued)
Midas Intermediate Holdco II, LLC, 2020 Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 12/22/25	USD	1,485	$1,520,478
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (1 mo. LIBOR + 2.25%), 2.36%, 05/15/24		1,121	1,109,846
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/28/27		680	681,700
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23		420	424,197
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23		861	819,714

			12,064,463

Diversified Financial Services — 7.3%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.61%, 07/31/26		1,254	1,252,327
Alchemy Copyrights, LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 08/14/27(b)		759	759,190
AlixPartners LLP, 2021 USD Term Loan B, 3.50%, 02/04/28(k)		3,042	3,028,889
Allsup’s Convenience Stores, Inc., Term Loan, (1 mo. LIBOR + 6.25%), 6.36%, 11/18/24		667	672,231
Applecaramel Buyer LLC, Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		1,108	1,105,452
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28		595	607,644
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		3,270	3,263,002
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 4.20%, 02/07/25		1,158	1,137,989
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 02/16/28(b)		1,123	1,113,174
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24		1,338	1,306,597
LBM Acquisition LLC
Delayed Draw Term Loan, 4.50%, 12/18/27(k)		189	187,778
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		849	844,999
LEB Holdings (USA), Inc, Term Loan B, (3 mo. LIBOR + 4.00%, , 0.75% Floor), 4.75%, 11/02/27		905	905,657
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		6,010	5,989,258
RV Retailer LLC, Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 02/08/28		830	826,888
SMG US Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.71%, 01/23/25		1,730	1,643,564
SpA Holdings 3 Oy, USD Term Loan B, 5.89%, 03/11/28(b)(k)		1,055	1,052,362

Security	Par (000)		Value

Diversified Financial Services (continued)
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 4.45%, 07/30/25	USD	1,806	$1,719,562
Therma Intermediate LLC, 2020 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/16/27		623	622,967
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25		6,692	6,697,264
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 02/28/27		3,062	3,047,606
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 2.61%, 04/30/28		1,876	1,855,533

			39,639,933

Diversified Telecommunication Services — 2.5%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/30/27		509	507,453
Consolidated Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/02/27		713	712,206
Frontier Communications Corp., 2020 DIP Exit Term Loan, (1 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/08/21		1,369	1,363,291
GCI LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 10/15/25		1,096	1,092,836
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 05/16/24		1,995	1,990,516
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		455	461,825
2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22		158	159,207
Iridium Satellite LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 11/04/26		1,541	1,543,971
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 03/01/27		1,676	1,653,310
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24		2,328	2,321,474
Virgin Media SFA Finance Ltd., GBP Term Loan L, (1 mo. LIBOR + 3.25%), 3.30%, 01/15/27	GBP	1,400	1,902,845

			13,708,934

Electric Utilities — 0.9%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 12/15/27	USD	1,200	1,200,497
Triton Water Holdings, Inc, Term Loan, 1.00%, 03/18/28(k)		3,572	3,555,247

			4,755,744

Electrical Equipment — 0.4%
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 03/31/27		2,173	2,166,204

14

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electronic Equipment, Instruments & Components — 0.1%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 02/12/25	USD	828	$826,702

Energy Equipment & Services — 0.0%
Dell International LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%, 0.25% Floor), 2.00%, 09/19/25		115	114,431

Entertainment — 0.3%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(b)		1,755	1,798,467

Environmental, Maintenance, & Security Service — 0.7%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 09/07/27		1,766	1,760,332
TruGreen Limited Partnership, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27		2,267	2,262,357

			4,022,689

Equity Real Estate Investment Trusts (REITs) — 0.4%
VICI Properties LLC, Replacement Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 12/20/24		2,203	2,176,850

Food & Staples Retailing — 1.2%
H Food Holdings LLC, 2018 Incremental Term Loan B2, (1 mo. LIBOR + 4.00%), 4.11%, 05/23/25		1,028	1,022,544
Hearthside Food Solutions LLC
2018 Term Loan B, (1 mo. LIBOR + 3.68%), 3.80%, 05/23/25		1,398	1,383,051
2020 Incremental Term Loan B3, (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/23/25		179	179,100
US Foods, Inc.
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 06/27/23		3,002	2,959,150
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 09/13/26		745	729,256

			6,273,101

Food Products — 2.8%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 10/01/25		1,108	1,105,563
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.61%, 10/10/26		415	413,935
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/23/27		2,760	2,755,990
Froneri International Ltd.
2020 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 5.86%, 01/29/28		374	378,776
2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.36%, 01/29/27		3,898	3,842,176
JBS USA LUX SA, 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 05/01/26		596	592,078
Pathway Vet Alliance LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 03/31/27		515	511,268
Reynolds Group Holdings Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 3.36%, 02/05/26		1,699	1,678,358

Security	Par (000)		Value

Food Products (continued)
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 2.86%, 02/05/23	USD	2,009	$1,999,334
Shearer’s Foods, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/23/27		847	844,498
Sovos Brands Intermediate, Inc., 2018 Term Loan, (3 mo. LIBOR + 4.75%), 4.98%, 11/20/25(b)		667	665,916
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 01/20/28		532	530,450

			15,318,342

Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc., 2020 Incremental Term Loan B4, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/06/27		1,838	1,837,473
Ortho-Clinical Diagnostics SA
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 06/30/25		2,260	2,255,268
EUR Term Loan B, (3 mo. LIBOR + 3.50%), 3.50%, 06/30/25	EUR	993	1,162,939

			5,255,680

Health Care Providers & Services — 3.4%
AHP Health Partners, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/30/25	USD	830	830,623
CCRR Parent, Inc, Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 03/06/28(b)		1,190	1,191,488
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 06/07/23		2,172	2,163,918
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27		1,112	1,111,255
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/10/25		1,723	1,482,235
EyeCare Partners LLC
2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%), 8.36%, 02/18/28		1,460	1,399,162
2020 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 02/18/27		1,969	1,947,581
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 4.75%, 03/05/26		944	895,931
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 08/06/26		4,367	4,348,129
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/07/23		1,017	1,010,488
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/14/25		47	46,546
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 12/13/26		2,247	2,238,574

			18,665,930

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Services — 1.0%
Azalea Topco, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.71%, 07/25/26	USD	2,405	$2,382,832
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/18/27(b)		1,264	1,263,832
WP CityMD Bidco LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 08/13/26		1,887	1,887,948

			5,534,612

Health Care Technology — 2.0%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.45%, 02/11/26		328	328,272
Change Healthcare Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24		3,159	3,154,343
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.86%, 10/10/25		2,561	2,549,397
Press Ganey Holdings, Inc., 2020 Incremental Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.00%, 07/25/26		1,694	1,698,713
Quintiles IMS, Inc., 2017 USD Term Loan B1, (1 mo. LIBOR + 1.75%), 1.86%, 03/07/24		279	277,664
Verscend Holdings Corp., 2nd Lien Term Loan, 5.89%, 02/01/29(b)(k)		2,740	2,781,100

			10,789,489

Hotels, Restaurants & Leisure — 7.7%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.86%, 11/19/26		3,257	3,194,880
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 02/02/26(b)		495	479,678
Aristocrat Leisure Ltd., 2020 Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/24		882	884,724
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 1.97%, 10/19/24		1,085	1,078,542
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.33%, 09/15/23		1,082	1,079,159
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 12/23/24		2,894	2,849,118
2020 Term Loan B1, (1 mo. LIBOR + 4.50%), 4.61%, 07/20/25		3,532	3,536,715
CCM Merger, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/04/25		1,366	1,366,875
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (3 mo. LIBOR + 2.00%), 2.12%, 03/10/28(b)		696	691,650
ECL Entertainment, LLC, Term Loan, 5.89%, 03/31/28(b)(k)		820	820,000
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/08/24		3,931	3,661,867
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 11/30/23		900	897,220

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23	USD	2,224	$2,186,647
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(b)		201	228,384
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25(b)		530	538,290
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		4,311	4,301,040
IRB Holding Corp., 2020 Term Loan B, (6 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25		1,991	1,972,925
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24		681	653,098
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 2.86%, 08/14/24		1,141	1,118,122
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.70%, 07/10/25		1,009	1,009,418
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%, 0.25% Floor), 2.50%, 02/08/27		1,994	1,959,834
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, (3 mo. LIBOR + 5.00%), 5.20%, 05/29/26		2,613	2,123,589
2020 Super Priority Term Loan, 02/28/25(k)		1,343	1,341,516
Whatabrands LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 08/02/26		1,880	1,865,913
Zaxby’s Operating Company LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/28/27		1,387	1,384,573
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 7.25%, 12/28/28		563	568,630

			41,792,407

Household Durables — 0.2%
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27		1,058	1,057,025

Household Products — 0.1%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 03/03/28		480	478,502

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 01/15/25		667	657,702
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.11%, 08/12/26		1,058	1,046,276
Term Loan B9, (1 mo. LIBOR + 2.00%), 2.11%, 04/06/26		1,918	1,895,171

			3,599,149

16

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Industrial Conglomerates — 2.5%
AVSC Holding Corp.
2020 Term Loan B1, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/03/25	USD	4,398	$3,889,563
2020 Term Loan B3, (PIK + 10.00%), 10.00%, 10/15/26(h)		1,304	1,476,098
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		1,427	1,430,017
Vertical Midco GmbH, USD Term Loan B, (6 mo. LIBOR + 4.25%), 4.48%, 07/31/27		1,704	1,710,282
Vertiv Group Corporation, 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.87%, 03/02/27		4,925	4,897,258

			13,403,218

Insurance — 3.6%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/09/25		2,434	2,402,150
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/09/25		1,187	1,170,360
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28		2,759	2,736,681
AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/13/27		601	600,780
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 02/13/27		1,554	1,535,522
Hub International Limited, 2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25		1,416	1,414,302
HUB International Ltd., 2018 Term Loan B, (3 mo. LIBOR + 2.75%), 2.97%, 04/25/25		2,802	2,760,296
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27		1,460	1,457,227
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 12/31/25		1,738	1,712,763
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 09/03/26		2,072	2,058,626
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		1,493	1,494,837

			19,343,544

Interactive Media & Services — 2.7%
Adevinta ASA, USD Term Loan B, 04/20/28(k)		2,218	2,216,714
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 12/06/27		2,129	2,111,636
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26		3,000	2,997,479
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (3 mo. LIBOR + 2.00%), 2.11%, 08/10/27		1,717	1,705,933
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		5,709	5,794,635

			14,826,397

Security	Par (000)		Value

Internet & Direct Marketing Retail — 0.4%
CNT Holdings I Corp., 2020 Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/08/27	USD	2,428	$2,421,177

Internet Software & Services — 0.4%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 02/25/27		2,419	2,406,072

IT Services — 5.8%
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 11/24/28		1,275	1,278,187
2020 USD Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/24/27		690	688,275
Banff Merger Sub, Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/02/25		2,057	2,047,191
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 10/31/26		3,347	3,318,443
Celestial -Saturn Parent INC, 2nd Lien Term Loan, 5.89%, 03/22/29(k)		1,120	1,108,800
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		5,668	5,663,497
GreenSky Holdings, LLC, 2020 Term Loan B2, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/29/25(b)		1,376	1,361,849
Optiv Security, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24		900	867,049
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 7.43%, 08/01/25		1,121	954,431
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 02/13/27		2,830	2,727,691
Rackspace Hosting, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 02/09/28		983	973,711
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/09/28(b)		3,730	3,832,575
TierPoint LLC, 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/05/26		866	862,827
Trans Union, LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.86%, 11/16/26		1,670	1,607,189
Virtusa Corp., Term Loan B, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/11/28		939	939,592
WEX Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 2.36%, 05/15/26		2,211	2,200,389
WEX, Inc., 2021 Term Loan, 0.00%, 03/18/28(k)		874	870,722

			31,302,418

Leisure Products — 0.1%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/19/24		780	752,338

Life Sciences Tools & Services — 1.7%
eResearchTechnology, Inc.
2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		2,463	2,464,543

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Life Sciences Tools & Services (continued)
eResearchTechnology, Inc. (continued)
2021 Incremental Term Loan, 5.50%, 02/04/27(k)	USD	1,578	$1,578,741
Maravai Intermediate Holdings LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/19/27(b)		1,101	1,106,161
PPD, Inc., Initial Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 01/13/28		3,935	3,911,823

			9,061,268

Machinery — 1.7%
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 08/05/24		1,113	1,110,610
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.86%, 02/28/27		2,521	2,486,344
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 3.27%, 03/28/25		6,038	5,907,076

			9,504,030

Media — 13.2%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		3,273	2,998,118
Altice Financing SA
2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 07/15/25		658	643,890
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.95%, 01/31/26		1,754	1,717,681
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.20%, 08/14/26		2,824	2,814,138
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.86%, 04/30/25		3,580	3,570,651
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.71%, 08/21/26		5,832	5,593,882
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		9,083	9,040,014
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.36%, 07/17/25		587	577,834
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.61%, 04/15/27		1,971	1,944,964
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28		914	909,571
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.36%, 03/24/25		1,554	1,527,688
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.88%, 10/17/26		2,291	2,229,212
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 09/13/24		4,230	4,179,364
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		2,285	2,282,640
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.36%, 02/23/29		1,095	1,100,475
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 08/15/26		836	831,439

Security	Par (000)		Value

Media (continued)
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.62%, 09/19/26	USD	1,544	$1,531,389
Playtika Holding Corp., 2021 Term Loan, 03/11/28(k)		1,758	1,747,013
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26		2,201	2,198,202
Terrier Media Buyer, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 12/17/26		3,001	2,971,301
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(b)		4,338	4,316,435
Virgin Media Bristol LLC
2020 USD Term Loan Q, 01/31/29(k)		2,097	2,091,506
USD Term Loan N, (1 mo. LIBOR + 2.50%), 2.61%, 01/31/28		2,578	2,553,045
William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.94%, 05/18/25		3,147	2,970,904
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.23%, 01/20/28		591	588,372
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/09/27		8,691	8,614,680

			71,544,408

Metals & Mining — 0.4%
Ball Metalpack, LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 4.69%, 07/31/25		2,045	2,031,708

Multi-line Retail — 0.2%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 08/04/24		902	896,284

Oil, Gas & Consumable Fuels — 0.7%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, (Fixed), 10.00%, 11/01/25		393	434,265
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 12/13/25		1,710	1,687,284
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.20%, 02/07/25		718	705,368
Lealand Finance Company B.V., 2020 Take Back Term Loan, (PIK + 3.00%), 3.00%, 06/30/25(h)		327	176,913
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 06/30/24(b)		46	36,358
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%, 0.50% Floor), 2.25%, 01/31/28(b)		574	576,152

			3,616,340

Personal Products — 1.2%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/01/26		6,472	6,471,415

Pharmaceuticals — 2.7%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 3.63%, 05/04/25		2,263	2,219,363
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 02/22/28		2,329	2,328,060
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.87%, 08/01/27		938	925,077

18

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)			Value

Pharmaceuticals (continued)
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.08%, 11/15/27	USD	1,880		$1,858,341
Precision Medicine Group LLC, 2021 Delayed Draw Term Loan, (3 mo. LIBOR + 5.50%), 0.00%, 11/18/27		22		21,848
Precision Medicine Group, LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, , 0.75% Floor), 3.75%, 11/18/27		2,117		2,099,538
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 06/02/25		4,983		4,963,534

				14,415,761

Professional Services — 1.3%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 02/06/26		6,889		6,845,536

Real Estate Management & Development — 0.6%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 04/18/24		1,831		1,806,337
Cushman & Wakefield U.S. Borrower, LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 08/21/25		1,308		1,279,500
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/08/25		67		66,009

				3,151,846

Road & Rail — 0.4%
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 09/25/25		867		865,742
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 5.71%, 08/04/25(b)		1,392		1,280,458

				2,146,200

Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 09/19/26		—	(l)	31

Software — 16.8%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 09/19/24		3,826		3,808,394
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 5.70%, 09/19/25		630		633,150
Barracuda Networks, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/25		3,181		3,176,006
2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		771		783,529
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/26		1,997		1,995,403
Cloudera, Inc., Term Loan B, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 12/22/27(b)		868		865,830
Cornerstone OnDemand, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 04/22/27		897		897,433
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24		1,342		1,340,437

Security	Par (000)		Value

Software (continued)
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.51%, 05/27/24	USD	571	$541,066
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/29/23		450	431,689
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		1,886	1,944,937
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/31/27		2,157	2,153,591
First Advantage Holdings LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 01/31/27		1,514	1,501,684
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.93%, 03/11/28		2,277	2,258,511
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed), 7.13%, 02/25/25		1,914	1,953,486
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 02/25/27		8,237	8,167,139
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 09/30/24		1,299	1,299,186
MED ParentCo LP, 2020 Incremental Term Loan B, (1 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 08/31/26		768	767,180
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 11/29/24		2,813	2,765,359
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.36%, 11/30/25		1,218	1,213,218
2020 Add-On Term Loan, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 12/01/24		1,831	1,832,173
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		1,307	1,305,366
Omnitracs, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%), 8.11%, 10/01/28(b)		953	954,191
Planview Parent, Inc.
2nd Lien Term Loan, (1 Week LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/17/28		824	819,880
Term Loan, (3 mo. LIBOR + 4.00%, , 0.75% Floor), 4.75%, 12/17/27		2,308	2,303,723
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.11%, 04/26/24		1,364	1,358,469
RealPage, Inc(k)
Second Lien Term Loan, 5.89%, 03/31/26(b)		2,629	2,694,812
Term Loan, 5.89%, 02/17/28		5,445	5,417,195
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 05/30/25		588	573,165
Sabre GLBL, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/17/27		984	993,767
Severin Acquisition, LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 08/01/25		3,522	3,473,995
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 02/05/24		903	884,524
Solera LLC, USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 03/03/23		3,152	3,131,601

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software (continued)
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/07/27	USD	4,566	$4,559,851
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.86%, 04/16/25		370	366,024
SS&C Technologies, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.86%, 04/16/25		496	490,548
2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 0.00%, 04/16/25		1,743	1,723,846
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/02/26		6,098	6,092,730
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.36%, 03/04/28		2,577	2,601,634
Ultimate Software Group, Inc.
2020 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 05/03/27		1,767	1,806,757
2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/03/26		3,863	3,862,849
Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 05/03/26		5,145	5,135,934

			90,880,262

Specialty Retail — 3.3%
Belron Finance US LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 2.45%, 11/13/25		2,003	1,990,379
2019 USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.46%, 10/30/26		1,148	1,139,849
USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.44%, 11/07/24		1,239	1,236,988
EG Group Limited, 2021 Term Loan, 5.89%, 03/10/26(k)		506	500,308
MED ParentCo LP
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 4.25%), 4.25%, 08/31/26		375	371,774
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.36%, 08/31/26		1,496	1,482,523
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/28		5,228	5,215,976
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24		1,996	1,972,166
Sotheby’s, Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 01/15/27		3,063	3,074,440
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27		491	488,545
WOOF Holdings, Inc., 2nd Lien Term Loan, (12 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/21/28		495	501,806

			17,974,754

Security	Par (000)		Value

Technology Hardware, Storage & Peripherals — 0.4%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.11%, 07/23/26	USD	1,608	$1,508,912
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.86%, 04/29/23		840	839,071

			2,347,983

Thrifts & Mortgage Finance — 0.5%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/23/25		2,931	2,926,987

Trading Companies & Distributors — 0.4%
Foundation Building Materials Holding Company LLC
2021 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		500	494,616
2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		864	855,274
ION Trading Finance Limited, 2021 Term Loan, 0.00%, 03/25/28(k)		604	603,245

			1,953,135

Wireless Telecommunication Services — 1.2%
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 04/11/25		3,361	3,319,000
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.86%, 06/10/27		3,193	3,189,997

			6,508,997

Total Floating Rate Loan Interests — 123.2% (Cost: $666,467,925)			668,065,147

	Shares

Investment Companies

Equity Funds — 0.1%
SPDR S&P Oil & Gas Exploration & Production ETF		4,875	396,532

Fixed Income Funds — 2.1%
Invesco Senior Loan ETF		45,000	995,850
iShares iBoxx $ High Yield Corporate Bond ETF(m)		62,000	5,405,160
iShares iBoxx $ Investment Grade Corporate Bond ETF(m)		39,000	5,071,950

			11,472,960

Total Investment Companies — 2.2% (Cost: $11,521,723)			11,869,492

20

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Benefical Interest (000)		Value

Other Interests(n)

IT Services(a)(b) — 0.0%
Millennium Corp.	USD	1,156	$—
Millennium Lender Claims		1,084	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)

Preferred Securities

Capital Trusts — 0.9%(f)(g)

Automobiles — 0.0%
General Motors Financial Co., Inc., Series C, 5.70%	USD	50	54,000

Banks — 0.1%
Bankia SA, 6.38%	EUR	200	254,622
Wells Fargo & Co., Series U, 5.88%	USD	475	522,975

			777,597

Diversified Financial Services — 0.7%
Bank of America Corp.
Series AA, 6.10%		9	9,990
Series DD, 6.30%		55	63,250
Series X, 6.25%		222	245,710
Series Z, 6.50%		232	259,840
BNP Paribas SA, 4.50%(d)		200	197,400
Citigroup, Inc., Series Q, 4.29%		161	161,048
HSBC Holdings PLC, 6.00%		600	656,850
JPMorgan Chase & Co.
Series FF, 5.00%		765	790,819
Series HH, 4.60%		166	167,868
Series I, 3.68%		107	106,813
Series V, 3.56%		269	267,789
Morgan Stanley, Series H, 3.85%		403	403,602
Natwest Group PLC, 8.63%		246	251,842

			3,582,821

Utilities — 0.1%
Electricite de France SA, 3.38%	EUR	200	249,785

Total CapitalTrusts — 0.9%			4,664,203

		Shares

Preferred Stocks — 0.1%

Capital Markets — 0.1%
Goldman Sachs Group, Inc., Series J, 5.50%(f)(g)		13,550	366,121

Insurance — 0.0%
Alliant Holdings, Inc.(b)		83	81,588

Total Preferred Stocks — 0.1%			447,709

Total Preferred Securities — 1.0% (Cost: $4,884,520)			5,111,912

Security	Shares	Value

Warrants

Metals & Mining — 0.0%
Ameriforge Group, Inc. (Expires 06/08/22)	5,283	$—

Oil, Gas & Consumable Fuels(a) — 0.0%
California Resources Corp. (Expires 10/27/24)	1,152	5,242
SM Energy Co. (Expires 06/30/23)	11,411	186,684

		191,926

Transportation Infrastructure — 0.0%
Turbo Cayman Ltd. (Strike Price $0.01)(b)	1	—

Total Warrants — 0.0% (Cost: $48,949)		191,926

Total Long-Term Investments — 149.3% (Cost: $826,439,086)		809,430,849

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(m)(o)	2,333,814	2,333,814

Total Short-Term Securities — 0.4% (Cost: $2,333,814)		2,333,814

Total Investments — 149.7% (Cost: $828,772,900)		811,764,663

Liabilities in Excess of Other Assets — (49.7)%		(269,499,926)

Net Assets—100.0%		$542,264,737

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $92,114, representing less than 0.05% of its net assets as of period end, and an original cost of $32,685.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	When-issued security.
(j)	Convertible security.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Amount is less than 500.
(m)	Affiliate of the Fund.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$2,333,814	(a)	$—	$—	$—	$2,333,814	2,333,814	$87	$—
iShares iBoxx $ High Yield Corporate Bond ETF	5,412,600	—		—	—	(7,440)	5,405,160	62,000	38,755	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,387,070	—		—	—	(315,120)	5,071,950	39,000	20,922	—

					$—	$(322,560)	$12,810,924		$59,764	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,263,960	EUR	1,900,000	BNP Paribas S.A.	06/16/21	$32,494
USD	2,694,112	EUR	2,261,000	BNP Paribas S.A.	06/16/21	38,668
USD	245,009	EUR	205,000	Morgan Stanley & Co. International PLC	06/16/21	4,245
USD	456,803	GBP	327,000	Morgan Stanley & Co. International PLC	06/16/21	5,904
USD	2,033,959	GBP	1,456,000	Morgan Stanley & Co. International PLC	06/16/21	26,287

						$107,598

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank PLC	12/20/23	NR	USD	170	$(2,673)	$(7,358)	$4,685
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/25	NR	USD	185	(9,525)	(21,541)	12,016

								$(12,198)	$(28,899)	$16,701

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

22

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$141,300	$—	$141,300
Common Stocks
Construction & Engineering	113,186	—	—	113,186
Diversified Financial Services	—	—	10,753	10,753
Energy Equipment & Services	—	—	4,692	4,692
Metals & Mining	—	36,608	875	37,483
Oil, Gas & Consumable Fuels	634,680	92,114	—	726,794
Semiconductors & Semiconductor Equipment	63,821	—	—	63,821
Software	1,121	—	—	1,121
Specialty Retail	—	104,129	—	104,129
Corporate Bonds	—	122,431,617	557,476	122,989,093
Floating Rate Loan Interests	—	633,843,884	34,221,263	668,065,147
Investment Companies	11,869,492	—	—	11,869,492
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	4,664,203	—	4,664,203
Preferred Stocks	366,121	—	81,588	447,709
Warrants	—	191,926	—	191,926
Short-Term Securities
Money Market Funds	2,333,814	—	—	2,333,814
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(1,918)	—	(1,918)

	$15,382,235	$761,503,863	$34,876,647	$811,762,745

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$16,701	$—	$16,701
Foreign Currency Exchange Contracts	—	107,598	—	107,598

	$—	$124,299	$—	$124,299

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2020	$64,033	$387,813	$30,751,870	$—	(a)	$81,671	$31,285,387
Transfers into Level 3(b)	—	—	3,583,467	—		—	3,583,467
Transfers out of Level 3(c)	—	—	(10,529,896)	—		—	(10,529,896)
Accrued discounts/premiums	—	5,535	12,170	—		—	17,705
Net realized gain (loss)	—	—	40,682	—		—	40,682
Net change in unrealized appreciation (depreciation)(d)	(47,713)	166,040	444,061	—		(83)	562,305

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Debt Strategies Fund, Inc. (DSU)

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Preferred Stocks	Total
Purchases	$—	$4,483	$13,123,157	$—		$—	$13,127,640
Sales	—	(6,395)	(3,204,248)	—		—	(3,210,643)

Closing balance, as of March 31, 2021	$16,320	$557,476	$34,221,263	$—	(a)	$81,588	$34,876,647

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(d)	$(47,713)	$166,040	$477,878	$—		$(83)	$596,122

(a)	Rounds to less than $1.
(b)

As of December 31, 2020, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2021, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2020, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2021, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipt

24